6. OTHER FINANCING RECEIVABLES, NET (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gross other financing receivables	¥ 1,946,524	¥ 2,193,803
Less: Provision for credit losses	(10,311)	(144,359)	¥ (46,718)
Other financing receivables, net	1,936,213	2,049,444
Total Current
Gross other financing receivables	1,946,524	1,712,661
Less: Provision for credit losses	(10,311)	(16,552)
Other financing receivables, net	1,936,213	1,696,109
1-90 days past due
Gross other financing receivables	0	151,011
Less: Provision for credit losses	0	(12,245)
Other financing receivables, net	0	138,766
> 90 days past due
Gross other financing receivables	0	330,131
Less: Provision for credit losses	0	(115,562)
Other financing receivables, net	¥ 0	¥ 214,569